CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Net loss	¥ (1,240,200,000)	$ (194,611)	¥ (1,105,166,000)	¥ (2,689,268,000)
Adjustments for:
Depreciation of property and equipment	11,108,000	1,743	12,144,000	10,004,000
Amortization of intangible assets	54,099,000	8,489	13,026,000	10,555,000
Non-cash operating lease expense	29,464,000	4,624	41,205,000	43,514,000
Deferred tax benefit	(2,403,000)	(377)	(2,404,000)	(2,403,000)
Share-based compensation	200,186,000	31,413	463,214,000	271,978,000
Interest expense	35,350,000	5,547	36,798,000	26,878,000
Changes in estimate for accrued liabilities related to users' loyalty programs	12,369,000	1,940	8,746,000	22,686,000
Allowance for doubtful accounts	249,143,000	39,096	79,809,000
Unrealized loss (gain) of publicly traded equity security	15,315,000	2,403	(16,665,000)
Unrealized loss of non-marketable equity securities	1,208,000	190	54,403,000
Loss (gain) on disposal of property, plant and equipment	(216,000)	(34)	170,000
Gain on Disposal of Subsidiary	(23,083,000)	(3,622)
Equity in losses of affiliated companies	3,195,000	501
Impairment of long-term investment securities	28,528,000	4,477
Changes in assets and liabilities, net of impact of acquisition:
Accounts receivable	(282,272,000)	(44,295)	(297,664,000)	(322,839,000)
Amount due from related parties	123,731,000	19,416	(105,438,000)	(278,156,000)
Prepayments and other current assets	195,375,000	30,659	105,749,000	(85,959,000)
Accounts receivables, noncurrent	54,639,000	8,574	(54,639,000)
Other non-current assets	3,350,000	526	13,112,000	(8,979,000)
Accounts payable	(135,213,000)	(21,218)	120,575,000	197,020,000
Amount due to related parties	(2,499,000)	(392)	5,990,000	3,437,000
Registered users' loyalty payable	(10,935,000)	(1,716)	(61,519,000)	(122,516,000)
Salary and welfare payable	(83,334,000)	(13,077)	20,257,000	85,748,000
Tax payable	(53,265,000)	(8,358)	(20,964,000)	13,097,000
Accrued liabilities related to users' loyalty programs	(13,095,000)	(2,055)	2,157,000	22,364,000
Accrued liabilities and other current liabilities	593,134,000	93,076	(28,786,000)	392,072,000
Advances from customers and deferred revenue	(18,179,000)	(2,853)	(105,854,000)	91,531,000
Operating lease liabilities	(22,122,000)	(3,471)	(39,073,000)	(45,585,000)
Non-current liabilities	(2,524,000)	(396)	(2,957,000)	(2,474,000)
Net cash used in operating activities	(279,100,000)	(43,801)	(863,774,000)	(2,367,295,000)
Cash flows from investing activities:
Purchase of short-term investments	(899,787,000)	(141,196)	(1,271,776,000)	(2,454,602,000)
Purchase of long-term investments			(106,277,000)	(37,589,000)
Proceeds from sales and maturity of short-term investments	981,975,000	154,093	2,173,594,000	1,294,360,000
Purchase of intangible assets	(113,000)	(18)	(3,786,000)	(4,971,000)
Purchase of property and equipment	(7,607,000)	(1,194)	(6,198,000)	(21,350,000)
Proceeds from disposal of property and equipment	1,053,000	165	788,000
Prepayment for purchase of intangible asset			(3,800,000)
Net cash provided by/(used in) investing activities	75,521,000	11,850	782,545,000	(1,224,152,000)
Cash flows from financing activities:
Payment of accrued Initial Public Offering expense				(1,576,000)
Proceeds from follow-on offering, net of issuance costs				212,144,000
Proceeds from issuance of ordinary shares to The Paper				144,351,000
Proceeds from Convertible Loan, net of issuance costs			1,183,000.0	1,174,617,000
Payment for repurchase of ordinary shares				(142,229,000)
Proceeds from bank borrowings	20,000,000	3,139	70,000,000
Repayments of bank borrowings	(70,000,000)	(10,985)
Proceeds of borrowings from a related party			13,356,000
Repayment of borrowings from a related party	(12,959,000)	(2,033)
Net cash provided by financing activities	(66,094,000)	(10,371)	307,746,000	1,768,001,000
Net increase/ (decrease) in cash, cash equivalents and restricted cash	(269,695,000)	(42,322)	226,517,000	(1,823,446,000)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	(9,263,000)	(1,453)	(7,415,000)	12,847,000
Cash, cash equivalents and restricted cash at the beginning of year	594,791,000	93,336	375,689,000	2,186,288,000
Cash, cash equivalents and restricted cash at the end of year	315,833,000	49,561	594,791,000	375,689,000
Supplemental disclosure of cash flow information:
Cash paid for interest	42,000	7	364,000
Cash paid for income taxes	4,079,000	640	3,268,000
Noncash Investing and Financing Items [Abstract]
Revenue recognized for non-monetary transactions (Note 8)				(40,000,000)
Sales and marketing expense recorded for non-monetary transactions (Note 8)				21,132,000
Cooperation service fee to The Paper (Note 3)				(8,500,000)
Gains on repurchase of convertible redeemable preferred shares of a subsidiary	(14,800,000)		(14,842,000)
Content and intangible assets acquired from a third-party investor through the issuance of Series C convertible redeemable preferred shares of a subsidiary (Note 21)			(375,805,000)
The below table reconciles cash, cash equivalents, and restricted cash as reported in the consolidated balance sheets to the total of the same amounts shown in the consolidated statements of cash flows
Cash and cash equivalents	240,351,000	37,716	494,475,000	347,817,000
Restricted cash	75,482,000	11,845	100,316,000	27,872,000
Cash, cash equivalents and restricted cash at the end of year	315,833,000	49,561	594,791,000	375,689,000
Series A Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs				27,358,000
Series B Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs				353,336,000
Payment of accrued issuance costs for Series B convertible redeemable preferred shares of a subsidiary			(435,000)
Repurchase of Series B Convertible redeemable Preferred Shares of a subsidiary			(135,744,000)
Noncash Investing and Financing Items [Abstract]
Gains on repurchase of convertible redeemable preferred shares of a subsidiary			(14,843,000)
Series C Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs			360,569,000
Payment of accrued issuance costs for Series B convertible redeemable preferred shares of a subsidiary	(3,135,000)	(492)
Noncash Investing and Financing Items [Abstract]
Accrued Series C convertible redeemable preferred shares issuance cost of a subsidiary			3,135,000
Series A and B Convertible Redeemable Preferred Shares of Subsidiary
Noncash Investing and Financing Items [Abstract]
Accrued Series A and B convertible redeemable preferred shares issuance cost of a subsidiary				435,000
Series AB And C Convertible Redeemable Preferred Shares Of Subsidiary [Member]
Noncash Investing and Financing Items [Abstract]
Accretion to preferred shares redemption value	¥ 108,896,000	$ 17,088	¥ 48,277,000	¥ 20,548,000